SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade Payables And Accrued Liabilities
Trades payables	$ 99,871	$ 322,235
VAT, income and dividend taxes payable	8,346	29,625
Salaries payable	40,046	50,078
Trade payables and accrued liabilities	$ 148,263	$ 401,938